UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Callahan, Leighton & Co., LLC
Address:     3555 Timmons Lane, Suite 600
             Houston,  Texas  77027

Form 13F File Number: 028-12463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     /s/ William R. Leighton
Title:    President
Phone:    (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ William R. Leighton     Houston, Texas     07/13/2007

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             83
Form 13F Information Table Value Total:        $153891
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
A T & T Corp                   COM              00206R102     1988   47897 SH       SOLE              47597      0    0
Adobe Systems Inc              COM              00724F101     1784   44430 SH       SOLE              43205      0    0
Akamai Technologies            COM              00971T101      700   14387 SH       SOLE              13637      0    0
Alleghany Corp Del             COM              017175100      668    1643 SH       SOLE               1643      0    0
Altria Group Inc.              COM              02209S103      388    5530 SH       SOLE               5530      0    0
America Movil Sa L Adr         COM              02364W105     1115   18009 SH       SOLE              17059      0    0
Anadarko Petroleum Corp        COM              032511107     2354   45286 SH       SOLE              44686      0    0
Anheuser Busch Co Inc          COM              035229103     2635   50514 SH       SOLE              48654      0    0
Apache Corp                    COM              037411105     1664   20390 SH       SOLE              19390      0    0
Applied Materials Inc          COM              038222105      769   38726 SH       SOLE              37051      0    0
B C E Inc                      COM              05534B760     3357   88825 SH       SOLE              85145      0    0
B J Services Co                COM              055482103      678   23850 SH       SOLE              22650      0    0
Ball Corporation               COM              058498106     2546   47883 SH       SOLE              46108      0    0
Bard C R Incorporated          COM              067383109     1332   16120 SH       SOLE              15970      0    0
Berkshire Hathaway Cl B        COM              084670207     3684    1022 SH       SOLE                990      0    0
Bhp Billiton Ltd Adr           COM              088606108     2836   47460 SH       SOLE              45725      0    0
Brookfield Asset Mgmt          COM              055622104     2520   63161 SH       SOLE              60724      0    0
Bunge Limited                  COM              G16962105     3307   39141 SH       SOLE              38056      0    0
Burlingtn Nthn Santa Fe        COM              12189T104     4187   49183 SH       SOLE              47843      0    0
C H Robinson Worldwd New       COM              12541W209      208    3960 SH       SOLE               3960      0    0
Carlisle Companies Inc         COM              142339100     2701   58070 SH       SOLE              55970      0    0
Caterpillar Inc                COM              149123101     4383   55975 SH       SOLE              54475      0    0
Cemex Sa Adr New               COM              151290889     1693   45884 SH       SOLE              44862      0    0
Chevrontexaco Corp             COM              166764100      825    9799 SH       SOLE               9799      0    0
Cisco Systems Inc              COM              17275R102     1163   41742 SH       SOLE              40042      0    0
Coca Cola Company              COM              191216100      244    4657 SH       SOLE               4657      0    0
Conocophillips                 COM              20825C104      261    3320 SH       SOLE               3320      0    0
Constellation Energy Co        COM              210371100     2356   27026 SH       SOLE              26751      0    0
Coventry Health Care Inc       COM              222862104     2440   42331 SH       SOLE              40841      0    0
Cullen Frost Bankers           COM              229899109      241    4502 SH       SOLE               4502      0    0
Danaher Corp Del               COM              235851102      270    3575 SH       SOLE               3375      0    0
Denbury Res Inc New            COM              247916208      383   10200 SH       SOLE               9600      0    0
Dentsply Intl Inc              COM              249030107     2180   56987 SH       SOLE              55062      0    0
Diageo Plc New Adr             COM              25243Q205      743    8924 SH       SOLE               8584      0    0
Disney Walt Hldg Co            COM              254687106     1964   57521 SH       SOLE              54921      0    0
Donaldson Company Inc          COM              257651109     1826   51365 SH       SOLE              49430      0    0
Emerson Electric Co            COM              291011104      223    4771 SH       SOLE               4181      0    0
Exelon Corporation             COM              30161N101     3810   52482 SH       SOLE              50857      0    0
Express Scripts Inc            COM              302182100      429    8580 SH       SOLE               8580      0    0
Exxon Mobil Corporation        COM              30231G102     5144   61327 SH       SOLE              60352      0    0
General Electric Company       COM              369604103     2040   53295 SH       SOLE              51645      0    0
Gilead Sciences Inc            COM              375558103      382    9840 SH       SOLE               8830      0    0
Harris Corporation             COM              413875105     1408   25814 SH       SOLE              24864      0    0
Helix Energy Sol Gp Inc        COM              42330P107     1117   27990 SH       SOLE              27240      0    0
Humana Inc                     COM              444859102      934   15335 SH       SOLE              14835      0    0
Intel Corp                     COM              458140100     1765   74331 SH       SOLE              71751      0    0
Intl Business Machines         COM              459200101     2376   22580 SH       SOLE              21830      0    0
Intl Rectifier Corp            COM              460254105      394   10570 SH       SOLE              10195      0    0
J. P. Morgan Chase & Co.       COM              46625H100     2813   58054 SH       SOLE              55954      0    0
Johnson & Johnson              COM              478160104     3470   56309 SH       SOLE              54694      0    0
Kimberly-Clark Corp            COM              494368103     2280   34092 SH       SOLE              32742      0    0
Lehman Bros Holding Inc        COM              524908100     2208   29132 SH       SOLE              28482      0    0
Lowes Companies Inc            COM              548661107     3265  106380 SH       SOLE             103480      0    0
Medtronic Inc                  COM              585055106     2307   44478 SH       SOLE              42923      0    0
Microchip Technology Inc       COM              595017104     1011   27299 SH       SOLE              26224      0    0
Microsoft Corp                 COM              594918104     2024   68686 SH       SOLE              66831      0    0
Nike Inc Class B               COM              654106103      751   12880 SH       SOLE              12780      0    0
Nordstrom Inc                  COM              655664100     2272   44443 SH       SOLE              42593      0    0
Northern TRUST Corp            COM              665859104     2422   37697 SH       SOLE              35857      0    0
Oracle Corporation             COM              68389X105     1119   56759 SH       SOLE              54259      0    0
Peabody Energy Corp            COM              704549104     3597   74351 SH       SOLE              71901      0    0
Pepsico Incorporated           COM              713448108     3287   50692 SH       SOLE              49592      0    0
Petsmart Inc                   COM              716768106      354   10900 SH       SOLE              10525      0    0
Pfizer Incorporated            COM              717081103     2885  112811 SH       SOLE             109136      0    0
Pharmaceutical Prod Dev        COM              717124101      534   13965 SH       SOLE              13465      0    0
Pnm Resources Inc              COM              69349H107     1045   37610 SH       SOLE              36168      0    0
Polaris Industries Inc         COM              731068102     1590   29350 SH       SOLE              28350      0    0
Procter & Gamble Co            COM              742718109     2302   37621 SH       SOLE              36371      0    0
Qualcomm Inc                   COM              747525103      264    6080 SH       SOLE               5730      0    0
Scana Corporation New          COM              80589M102     2074   54167 SH       SOLE              52292      0    0
Seaboard Corp                  COM              811543107      546     233 SH       SOLE                227      0    0
Starwood Htls & Rsts New       COM              85590A401      961   14325 SH       SOLE              13415      0    0
Synovus Financial Corp         COM              87161C105     2600   84693 SH       SOLE              81443      0    0
Sysco Corporation              COM              871829107     1862   56446 SH       SOLE              54896      0    0
Target Corporation             COM              87612E106     3893   61213 SH       SOLE              59423      0    0
Transocean Inc.                COM              G90078109     1865   17593 SH       SOLE              17193      0    0
United Technologies Corp       COM              913017109     3868   54527 SH       SOLE              53197      0    0
Valero Energy Corp New         COM              91913Y100     2484   33626 SH       SOLE              32426      0    0
Varian Medical Systems         COM              92220P105      679   15970 SH       SOLE              15490      0    0
Washington Mutual Inc          COM              939322103      976   22889 SH       SOLE              21854      0    0
Weingarten Rlty Invs Sbi       COM              948741103     3468   84378 SH       SOLE              82748      0    0
Wells Fargo & Co New           COM              949746101     3837  109107 SH       SOLE             106032      0    0
West Pharm Srvc Inc            COM              955306105      564   11960 SH       SOLE              11710      0    0